Vanguard International ExplorerTM Fund

Supplement to the Prospectus and Summary Prospectus Dated February 23, 2017

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard International Explorer Fund has approved adding TimesSquare Capital Management, LLC (TimesSquare Capital) to the Fund’s investment advisory team. TimesSquare Capital is expected to assume responsibility for their assigned portion of the Fund’s assets before the end of August 2017.

TimesSquare Capital and the Fund’s other investment advisors—Schroder Investment Management North America Inc. and Wellington Management Company LLP—each independently select and maintain a portfolio of common stocks for the Fund. The Fund’s board of trustees determines the proportion of the Fund’s assets to be managed by each advisor and may change these proportions at any time.

Magnus Larsson, Senior Vice President, will serve as portfolio manager of TimesSquare Capital’s portion of the Fund.

The Fund’s expense ratio, investment objective, principal investment strategies, and principal risks are not expected to change.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 126 082017

Vanguard Whitehall Funds

Supplement to the Statement of Additional Information Dated February 23, 2017

Restructuring of the Investment Advisory Team for Vanguard International ExplorerTM Fund

The board of trustees of Vanguard International Explorer Fund has approved adding TimesSquare Capital Management, LLC (TimesSquare Capital) to the Fund’s investment advisory team. TimesSquare Capital is expected to assume responsibility for their assigned portion of the Fund’s assets before the end of August 2017.

TimesSquare Capital and the Fund’s other investment advisors—Schroder Investment Management North America Inc. and Wellington Management Company LLP—each independently select and maintain a portfolio of common stocks for the Fund. The Fund’s board of trustees determines the proportion of the Fund’s assets to be managed by each advisor and may change these proportions at any time.

Magnus Larsson, Senior Vice President, will serve as portfolio manager of TimesSquare Capital’s portion of the Fund.

The Fund’s expense ratio, investment objective, principal investment strategies, and principal risks are not expected to change.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 934C 082017